Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (23,675)	$ (16,862)	$ (35,311)	$ (29,512)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	1,920	32	199	48
Depreciation and amortization	226	197	417	229
Amortization of right-of-use asset	73	86	143	158
Amortization of debt issuance costs	1	0
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(1,264)	547	(1,497)	(332)
Accounts payable, accrued and other liabilities	5,718	454	1,713	2,650
Lease liabilities	(101)	(100)	(210)	(194)
Net cash used in operating activities	(17,102)	(15,646)	(34,546)	(26,953)
Cash flows from investing activities:
Purchases of property and equipment	(19)	(71)	(246)	(1,134)
Net cash used in investing activities	(19)	(71)	(246)	(1,134)
Cash flows from financing activities:
Proceeds from the sale of Series C Preferred Stock	0	53,783	53,783	27,500
Payment of issuance costs associated with the issuance of Series C Preferred Stock	0	(724)
Payment of issuance costs associated with the issuance	(142)	0	(723)	(1,375)
Proceeds from the issuance of convertible notes payable	6,000	0
Proceeds from the issuance of common stock	20	47	65	340
Net cash provided by financing activities	5,878	53,106	53,125	26,465
Net increase (decrease) in cash and cash equivalents	(11,243)	37,389	18,333	(1,622)
Cash and cash equivalents at beginning of period	29,876	11,543	11,543	13,165
Cash and cash equivalents at end of period	18,633	48,932	29,876	11,543
Supplemental disclosure of non-cash financing activities:
Right-of-use assets obtained in exchange for lease obligations			219	562
Issuance of Series C Preferred Stock on conversion of prior Preferred Stock	0	23,313	23,313	0
RENEO PHARMACEUTICALS INC [Member]
Cash flows from operating activities:
Net loss	(13,787)	(34,638)	(77,388)	(51,955)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	2,067	2,364	5,112	4,320
Depreciation and amortization	28	83	170	88
Amortization of right-of-use asset	(1,644)	(2,011)	(4,777)	(817)
Changes in the fair value of performance award	1	847	(22)	(415)
Non-cash lease expense	129	241	355	441
Loss on disposal of fixed asset	27	3
Changes in operating assets and liabilities:
Prepaid expenses and other assets	2,360	1,542	1,524	878
Accounts payable, accrued and other liabilities	(16,829)	6,690	11,118	518
Lease liabilities	(173)	(283)	(424)	(437)
Net cash used in operating activities	(27,821)	(25,162)	(63,682)	(47,362)
Right-of-use and leasehold improvement impairment expenses			650	17
Cash flows from investing activities:
Purchases of property and equipment	(2)	(177)	(221)	(346)
Purchase of available-for-sale short-term investments	(67,750)	(132,327)	(231,257)	(101,596)
Proceeds from maturities of available-for-sale short-term investments	104,000	82,000	242,000	44,100
Net cash used in investing activities	36,248	(50,504)	10,522	(57,842)
Cash flows from financing activities:
Payments of deferred costs in connection with private placement transaction	(89)
Proceeds from private placement of common stock, net of offering costs		4,667	4,667	193
Proceeds from issuance of common stock in connection with equity plans		282	730	278
Repurchase of common stock in connection with common stock repurchase agreement			(4,403)
Net cash provided by financing activities	(89)	64,820	60,865	471
Net increase (decrease) in cash and cash equivalents	8,338	(10,846)	7,705	(104,733)
Cash and cash equivalents at beginning of period	27,632	19,927	19,927	124,660
Cash and cash equivalents at end of period	$ 35,970	9,081	27,632	19,927
Supplemental disclosure of non-cash financing activities:
Right-of-use assets obtained in exchange for lease obligations				$ 1,733
Property and equipment in accounts payable		10
RENEO PHARMACEUTICALS INC [Member] | Public Offering [Member]
Cash flows from financing activities:
Proceeds from the issuance of common stock		58,862	58,862
RENEO PHARMACEUTICALS INC [Member] | At-The-Market Facility [Member]
Cash flows from financing activities:
Proceeds from the issuance of common stock		$ 1,009	$ 1,009